Stock-Based Compensation (Details) - $ / shares		Aug. 15, 2025	Jun. 30, 2025	May 01, 2025	Dec. 31, 2025	Apr. 09, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
Shares granted		3,000,000
2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Reserved ordinary shares issuance						1,400,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Shares granted			15,000,000	1,400,000

[1]	The share amounts are presented on a retrospective basis.